POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details) - Pension defined benefit plans	Dec. 31, 2022	Dec. 31, 2021
Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	0.20%	0.20%
Rate of compensation increase	0.50%	0.00%
Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.90%	8.00%
Rate of compensation increase	5.00%	5.00%